Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due Within One Year (Detail) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Trade and other current receivables [abstract]
Trade receivables	£ 5,175.7	£ 7,007.6	£ 7,713.8
Work in progress	312.4	349.5	419.5
VAT and sales taxes recoverable	272.5	212.7	270.6
Prepayments	311.6	287.1	391.0
Accrued income	2,703.2	3,292.7	3,731.1
Fair value of derivatives	0.6	1.4	10.0
Other debtors	627.3	671.3	634.2
Trade and other receivables	£ 9,403.3	£ 11,822.3	£ 13,170.2